Consolidated Statements of Changes in Equity - CAD ($) shares in Millions, $ in Millions	Total	Common Shares (Note 17)	Preference Shares (Note 19)	Additional Paid-In Capital	Accumulated Other Comprehensive Income (Loss) (Note 20)	Retained Earnings	Non-Controlling Interests
Balance, beginning of period (shares) at Dec. 31, 2018		428.5
Balance, beginning of period at Dec. 31, 2018	$ 18,456	$ 11,889	$ 1,623	$ 11	$ 928	$ 2,082	$ 1,923
Increase (Decrease) in Equity [Roll Forward]
Net earnings	1,852					1,722	130
Other comprehensive loss	(667)				(592)		(75)
Common shares issued (shares)		34.8
Common shares issued	1,751	$ 1,756		(5)
Advances to non-controlling interests	(8)						(8)
Subsidiary dividends paid to non-controlling interests	(73)						(73)
Dividends declared on common shares	(821)					(821)
Dividends on preference shares	(67)					(67)
Disposition (Note 22)	(318)						(318)
Other	8			5			3
Balance, end of period (shares) at Dec. 31, 2019		463.3
Balance, end of period at Dec. 31, 2019	20,113	$ 13,645	1,623	11	336	2,916	1,582
Increase (Decrease) in Equity [Roll Forward]
Net earnings	1,389					1,274	115
Other comprehensive loss	(338)				(302)		(36)
Common shares issued (shares)		3.5
Common shares issued	171	$ 174		(3)
Advances to non-controlling interests	(13)						(13)
Subsidiary dividends paid to non-controlling interests	(65)						(65)
Dividends declared on common shares	(915)					(915)
Dividends on preference shares	(65)					(65)
Other	7			3			4
Balance, end of period (shares) at Dec. 31, 2020		466.8
Balance, end of period at Dec. 31, 2020	$ 20,284	$ 13,819	$ 1,623	$ 11	$ 34	$ 3,210	$ 1,587